Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
Net Cash Provided By Operating Activities	11,295,340	17,026,341	14,075,626
Investing Activities:
Decrease In Loans Receivable	28,481,291	40,557,533	62,562,563
Net Cash Provided (Used) By Investing Activities	25,472,963	(2,531,898)	8,338,576
Financing Activities:
Proceeds from Issuance of Common Stock	0	0	4,829,060
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(38,195,725)	(12,998,709)	(23,383,209)
Net Increase (Decrease) In Cash	(1,427,422)	1,495,734	(969,007)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,835,638	8,804,645
Cash And Cash Equivalents At End Of Year	7,903,950	9,331,372	7,835,638
Parent Company [Member]
Operating Activities:
Net Income	1,954,949	1,795,375	1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,095,707)	(2,029,275)
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(32,154)	214
Decrease In Accounts Payable	(122,707)	(5,633)	(1,236)
Net Cash Provided By Operating Activities	(336,713)	(354,996)	(348,960)
Investing Activities:
Decrease In Loans Receivable	0	1,786,294	(1,786,294)
Additional Investment in Security Federal Bank	0	0	(4,000,000)
Net Cash Provided (Used) By Investing Activities	0	1,786,294	(5,786,294)
Financing Activities:
Proceeds from Issuance of Common Stock	0	0	4,829,060
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(1,036,560)	(1,382,027)	7,244,654
Net Increase (Decrease) In Cash	(1,373,273)	49,271	1,109,400
Cash And Cash Equivalents At Beginning Of Year	5,471,308	5,422,037	4,312,637
Cash And Cash Equivalents At End Of Year	$ 4,098,035	$ 5,471,308	$ 5,422,037